UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-Q relates solely to the Registrant's Growth Portfolio, High Income Portfolio, Overseas Portfolio, Value Portfolio and VIP Floating Rate High Income series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Floating Rate High Income Portfolio

September 30, 2014

1.9859334.100

VIPFHI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (d) - 88.0%
	Principal Amount	Value
Aerospace - 1.8%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)	$ 500,000	$ 495,625
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	996,199	981,256
Tranche D, term loan 3.75% 6/4/21 (c)	463,838	456,880
		1,933,761
Air Transportation - 1.1%
Landmark Worldwide Tranche 1LN, term loan 4.75% 10/25/19 (c)	1,246,849	1,237,498
Automotive - 1.7%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)	500,000	495,625
INA Beteiligungsgesellschaft MBH Tranche E, term loan 3.75% 5/15/20 (c)	125,000	123,984
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)	748,397	743,720
Tranche 2LN, term loan 10% 11/27/21 (c)	500,000	499,375
		1,862,704
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 6.904% 1/30/19 (c)	500,000	479,375
Building Materials - 0.4%
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (c)	497,500	486,928
Cable TV - 3.7%
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (c)	497,481	483,800
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)	60,000	59,550
Tranche 2LN, term loan 7.75% 7/7/23 (c)	240,000	238,200
Mediacom Broadband LLC Tranche J, term loan 3.75% 6/30/21 (c)	997,500	980,044
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	592,450	588,747
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	512,550	509,347
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (c)	1,250,000	1,225,000
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (c)	19,898	19,575
		4,104,263

	Principal Amount	Value
Capital Goods - 1.2%
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (c)	$ 79,800	$ 79,800
Husky Injection Molding Systems Ltd. Tranche 1LN, term loan 4.25% 6/30/21 (c)	996,198	986,236
SRAM LLC. Tranche B, term loan 4.0213% 4/10/20 (c)	239,982	232,783
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (c)	34,913	34,738
		1,333,557
Chemicals - 0.5%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (c)	20,000	20,125
Tranche B 1LN, term loan 4.5348% 6/12/21 (c)	67,027	66,860
Orion Engineered Carbons GMBH Tranche B, term loan 5% 7/25/21 (c)	500,000	498,125
		585,110
Containers - 6.8%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (c)	620,000	615,350
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	497,500	488,794
Berlin Packaging, LLC:
Tranche 2LN, term loan 9/24/22 (e)	250,000	247,500
Tranche B 1LN, term loan 4.5% 9/24/21 (c)	500,000	500,000
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	1,492,500	1,458,919
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)	824,188	823,198
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (c)	1,000,000	970,000
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (c)	1,244,984	1,232,534
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	440,741	431,926
U.S. Devices Prescription Co.:
Tranche 2LN, term loan 8% 5/2/22 (c)	250,000	248,750
Tranche B 1LN, term loan 4.25% 5/2/21 (c)	498,750	493,763
		7,510,734
Diversified Financial Services - 2.4%
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (c)	280,000	278,600
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	$ 500,000	$ 511,875
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (c)	245,000	240,406
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	1,494,994	1,474,438
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (c)	109,725	108,902
		2,614,221
Electric Utilities - 5.8%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)	997,500	985,031
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3821% 8/13/18 (c)(f)	61,839	62,381
6.375% 8/13/19 (c)	935,798	943,996
Bayonne Energy Center, LLC Tranche B, term loan 4.5% 8/19/21 (c)	239,727	239,127
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	497,481	484,422
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (c)	115,000	115,000
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	1,000,000	1,005,000
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	500,000	495,000
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)	185,000	183,150
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)	748,106	750,911
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)	44,888	44,888
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)	79,800	79,501
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)	996,218	978,785
		6,367,192
Energy - 5.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)	748,096	764,929
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)	100,000	100,125
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)	300,000	290,625
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)	697,582	691,478
Tranche C, term loan 5.25% 3/14/21 (c)	48,913	48,485

	Principal Amount	Value
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)	$ 500,000	$ 496,875
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (c)	1,000,000	1,002,500
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)	159,200	156,414
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)	124,688	125,155
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)	498,906	506,390
Preferred Proppants LLC Tranche B, term loan 6.75% 7/27/20 (c)	500,000	492,500
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	154,223	147,090
TerraForm Power Operating LLC Tranche B, term loan 4.75% 7/23/19 (c)	179,550	180,223
TPF II Power, LLC Tranche B, term loan 9/24/21 (e)	480,000	478,800
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (c)	746,212	708,902
		6,190,491
Environmental - 2.0%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	497,468	484,410
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (c)	748,734	744,991
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (c)	994,994	970,119
		2,199,520
Food & Drug Retail - 3.5%
Albertson's LLC:
Tranche B 3LN, term loan 4% 8/25/19 (c)	250,000	248,125
Tranche B 4LN, term loan 4.5% 8/25/21 (c)	1,095,000	1,089,525
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)	497,455	480,045
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (c)	1,244,331	1,242,775
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)	497,487	493,134
Stater Bros. Markets Tranche B, term loan 4.75% 5/12/21 (c)	250,000	248,125
		3,801,729
Food/Beverage/Tobacco - 2.2%
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (c)	1,494,956	1,476,269
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)	49,875	49,127
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)	$ 255,000	$ 251,813
Tranche B 1LN, term loan 4.5% 6/30/21 (c)	635,000	627,063
		2,404,272
Gaming - 5.0%
Aristocrat International (Pty) Ltd. Tranche B, term loan 9/29/21 (e)	500,000	494,375
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	541,643	517,946
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	1,072,313	1,021,378
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)	249,796	246,673
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)	350,000	352,625
5.5% 11/21/19 (c)	150,000	151,125
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (c)	497,494	488,166
Scientific Games Corp.:
Tranch B 2LN, term loan 9/17/21 (e)	250,000	244,375
Tranche B, term loan 4.25% 10/18/20 (c)	996,237	973,822
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)	980,419	964,536
		5,455,021
Healthcare - 8.3%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	598,500	591,019
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (c)	747,494	746,559
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (c)	1,496,250	1,475,677
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)	615,000	611,925
Tranche B 1LN, term loan 4.5% 4/23/21 (c)	89,775	88,989
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)	1,185,444	1,192,853
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)	40,000	40,150
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9831% 5/1/18 (c)	1,054,403	1,041,223

	Principal Amount	Value
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	$ 481,818	$ 470,375
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)	498,750	487,528
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.2532% 1/28/21 (c)	485,000	472,875
Polymer Group, Inc.:
term loan 5.25% 12/19/19 (c)	5,349	5,309
Tranche B, term loan 5.25% 12/19/19 (c)	309,737	307,414
Skilled Healthcare Group, Inc. term loan 7% 4/9/16 (c)	600,000	598,500
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 7/24/20 (e)	45,000	45,000
U.S. Renal Care, Inc. Tranche B 2LN, term loan 4.25% 7/3/19 (c)	980,639	970,833
		9,146,229
Homebuilders/Real Estate - 0.9%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	994,987	977,575
Hotels - 1.7%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	456,897	449,472
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (c)	461,938	457,318
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)	982,519	970,237
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (c)	34,913	34,825
		1,911,852
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (c)	497,500	485,063
Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	384,038	382,597
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (c)	500,000	493,750
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (c)	14,962	14,738
		891,085
Metals/Mining - 2.6%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)	703,238	698,842
Ameriforge Group, Inc. Tranche B 1LN, term loan 5% 1/25/20 (c)	497,500	495,634
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Metals/Mining - continued
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)	$ 59,698	$ 58,951
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	996,228	975,058
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (c)	750,000	660,000
		2,888,485
Paper - 0.1%
Xerium Technologies, Inc. Tranche B, term loan 5.75% 5/17/19 (c)	70,000	70,088
Publishing/Printing - 1.5%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)	746,203	682,775
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (c)	493,711	497,414
Proquest LLC Tranche B, term loan 9/24/21 (e)	500,000	499,375
		1,679,564
Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 9/25/21 (e)	1,000,000	992,500
CEC Entertainment, Inc. Tranche B, term loan 4.25% 2/14/21 (c)	248,127	240,993
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)	135,000	134,494
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)	239,400	238,502
		1,606,489
Services - 5.6%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	497,500	487,550
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	750,000	737,813
Ceridian HCM, Inc. Tranche B 1LN, term loan 4.1515% 5/9/17 (c)	100,000	99,938
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)	748,116	734,088
Karman Buyer Corp.:
term loan 3.75% 7/25/21 (c)(f)	3,710	3,645
Tranche 1LN, term loan 4.25% 7/25/21 (c)	111,290	109,343
Tranche 2LN, term loan 7.5% 7/25/22 (c)	55,000	54,175
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	1,492,334	1,428,910
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	498,747	491,266

	Principal Amount	Value
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (c)	$ 498,125	$ 494,389
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)	1,500,000	1,481,250
		6,122,367
Shipping - 1.0%
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (c)	298,500	296,449
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	746,241	748,106
		1,044,555
Super Retail - 4.3%
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (c)	497,436	491,218
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)	497,494	491,275
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	997,500	947,625
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	560,000	553,000
6% 5/22/18 (c)	746,222	743,423
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)	1,000,000	970,000
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)	498,771	472,586
		4,669,127
Technology - 10.5%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	497,494	487,544
Carros U.S., LLC Tranche B, term loan 4.5% 6/30/21 (c)	80,000	79,500
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)	70,000	69,213
Ciena Corp. Tranche B, term loan 3.75% 7/15/19 (c)	1,000,000	988,800
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	996,210	968,814
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)	747,502	728,814
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	1,993,725	1,981,358
First Data Corp. Tranche B, term loan 3.6545% 3/24/18 (c)	1,500,000	1,473,750
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)	50,000	49,500
Tranche B 1LN, term loan 5% 6/17/21 (c)	119,700	118,503
Infinity Acquisition LLC Tranche B, term loan 4.25% 8/6/21 (c)	1,000,000	983,750
Bank Loan Obligations (d) - continued
	Principal Amount	Value
Technology - continued
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	$ 981,835	$ 959,744
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)	499,590	514,577
Tranche B 1LN, term loan 4.5% 10/30/19 (c)	827,125	820,922
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	746,250	730,430
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (c)	498,750	493,763
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (c)	74,813	74,906
		11,523,888
Telecommunications - 4.7%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (c)	996,237	1,009,936
Digicel International Finance Ltd. Tranche D-2, term loan 3.75% 3/31/19 (c)	100,000	99,250
FPL FiberNet, LLC. Tranche A, term loan 3.4841% 7/22/19 (c)	1,000,000	1,000,000
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)	500,000	492,500
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (c)	1,000,000	982,500
Tranche B 4LN, term loan 4% 1/15/20 (c)	500,000	491,250
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (c)	497,481	490,641
Securus Technologies Holdings, Inc. Tranche B 1LN, term loan 4.75% 4/30/20 (c)	497,488	493,757
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)	44,890	44,666
		5,104,500
TOTAL BANK LOAN OBLIGATIONS (Cost $97,869,219)		96,687,243
Nonconvertible Bonds - 3.3%

Cable TV - 0.5%
Numericable Group SA 4.875% 5/15/19 (b)	500,000	493,750
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(c)	1,000,000	967,500

	Principal Amount	Value
Electric Utilities - 0.0%
The AES Corp. 3.2336% 6/1/19 (c)	$ 45,000	$ 44,325
Energy - 0.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7413% 8/1/19 (b)(c)	280,000	256,550
Chesapeake Energy Corp. 3.4836% 4/15/19 (c)	35,000	35,088
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	135,000	140,400
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	285,000	300,675
		732,713
Food/Beverage/Tobacco - 0.7%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	835,000	793,250
Healthcare - 0.5%
HCA Holdings, Inc. 3.75% 3/15/19	500,000	488,750
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (b)	40,000	37,500
Telecommunications - 0.0%
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	40,000	41,900
TOTAL NONCONVERTIBLE BONDS (Cost $3,721,228)		3,599,688
Money Market Funds - 15.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $16,684,242)	16,684,242	16,684,242
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $118,274,689)		116,971,173
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(7,110,733)
NET ASSETS - 100%		$ 109,860,440
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,031,525 or 2.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) The coupon rate will be determined upon settlement of the loan after period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,792 and $48,162, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,132
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$ 96,687,243	$ -	$ 94,976,068	$ 1,711,175
Corporate Bonds	3,599,688	-	3,599,688	-
Money Market Funds	16,684,242	16,684,242	-	-
Total Investments in Securities:	$ 116,971,173	$ 16,684,242	$ 98,575,756	$ 1,711,175
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	69
Cost of Purchases	1,711,013
Proceeds of Sales	-
Amortization/Accretion	93
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,711,175
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2014	$ 69

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $118,261,368. Net unrealized depreciation aggregated $1,290,195, of which $77,959 related to appreciated investment securities and $1,368,154 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2014

1.808779.110

VIPGRWT-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 3.1%
Harley-Davidson, Inc.	1,856,652	$ 108,057,146
Tesla Motors, Inc. (a)(d)	159,527	38,714,012
		146,771,158
Distributors - 0.2%
LKQ Corp. (a)	413,100	10,984,329
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	231,700	9,745,302
G8 Education Ltd.	1,083,399	4,856,678
H&R Block, Inc.	408,760	12,675,648
		27,277,628
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. (a)	40,994	27,326,190
Domino's Pizza, Inc.	331,400	25,504,544
Dunkin' Brands Group, Inc.	561,995	25,188,616
Starbucks Corp.	819,573	61,844,979
Yum! Brands, Inc.	552,584	39,774,996
		179,639,325
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	101,355	13,664,681
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	70,542	22,745,562
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	243,618	1,965,997
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	682,319	36,504,067
Lions Gate Entertainment Corp. (d)	414,800	13,675,956
		50,180,023
Specialty Retail - 3.3%
CarMax, Inc. (a)	143,500	6,665,575
Home Depot, Inc.	774,432	71,046,392
Lowe's Companies, Inc.	252,300	13,351,716
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	439,744	51,964,548
Urban Outfitters, Inc. (a)	432,400	15,869,080
		158,897,311
Textiles, Apparel & Luxury Goods - 1.0%
ECLAT Textile Co. Ltd.	45,949	417,650
NIKE, Inc. Class B	521,376	46,506,739
		46,924,389
TOTAL CONSUMER DISCRETIONARY		659,050,403

	Shares	Value
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
SABMiller PLC	462,342	$ 25,693,742
The Coca-Cola Co.	530,038	22,611,421
		48,305,163
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc.	403,266	15,368,467
Food Products - 4.4%
Keurig Green Mountain, Inc.	1,173,537	152,712,370
Mead Johnson Nutrition Co. Class A	313,486	30,163,623
The Hershey Co.	289,344	27,612,098
		210,488,091
Household Products - 1.7%
Procter & Gamble Co.	987,723	82,711,924
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	97,300	7,270,256
Herbalife Ltd.	560,855	24,537,406
		31,807,662
TOTAL CONSUMER STAPLES		388,681,307
ENERGY - 9.8%
Energy Equipment & Services - 3.5%
Dril-Quip, Inc. (a)	157,612	14,090,513
Halliburton Co.	1,246,400	80,405,264
Oceaneering International, Inc.	469,974	30,628,206
Pason Systems, Inc.	875,144	24,466,055
RigNet, Inc. (a)	490,794	19,852,617
		169,442,655
Oil, Gas & Consumable Fuels - 6.3%
Cheniere Energy, Inc. (a)	408,400	32,684,252
Continental Resources, Inc. (a)(d)	521,210	34,650,041
Emerge Energy Services LP	335,400	38,671,620
EOG Resources, Inc.	280,900	27,814,718
EQT Midstream Partners LP	149,500	13,396,695
Golar LNG Ltd. (d)	786,417	52,218,089
Hoegh LNG Holdings Ltd. (a)	370,700	5,668,902
Markwest Energy Partners LP	179,000	13,750,780
Noble Energy, Inc.	190,800	13,043,088
Phillips 66 Partners LP	414,873	27,692,773
Pioneer Natural Resources Co.	103,798	20,445,092
Targa Resources Corp.	139,187	18,953,094
		298,989,144
TOTAL ENERGY		468,431,799
FINANCIALS - 7.9%
Banks - 1.2%
First Republic Bank	204,500	10,098,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd.	117,289	$ 1,739,451
HDFC Bank Ltd. sponsored ADR	985,949	45,925,504
		57,763,165
Capital Markets - 4.9%
BlackRock, Inc. Class A	90,406	29,682,098
E*TRADE Financial Corp. (a)	1,610,993	36,392,332
Fortress Investment Group LLC	635,700	4,373,616
Invesco Ltd.	1,048,893	41,410,296
KKR & Co. LP	604,500	13,480,350
Legg Mason, Inc.	380,442	19,463,413
The Blackstone Group LP	2,762,348	86,958,715
		231,760,820
Consumer Finance - 0.5%
American Express Co.	269,593	23,600,171
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	93,200	12,874,648
McGraw Hill Financial, Inc.	337,013	28,460,748
		41,335,396
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	320,900	1,761,402
Realogy Holdings Corp. (a)	500,001	18,600,037
		20,361,439
TOTAL FINANCIALS		374,820,991
HEALTH CARE - 17.0%
Biotechnology - 11.2%
Acceleron Pharma, Inc.	190,300	5,754,672
Actelion Ltd.	72,344	8,509,722
Alexion Pharmaceuticals, Inc. (a)	202,281	33,542,235
Biogen Idec, Inc. (a)	268,705	88,890,301
BioMarin Pharmaceutical, Inc. (a)	337,225	24,334,156
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	315
Enanta Pharmaceuticals, Inc. (a)(d)	397,280	15,720,370
Gilead Sciences, Inc. (a)	2,387,790	254,180,246
Insmed, Inc. (a)	1,332,202	17,385,236
Medivation, Inc. (a)	268,300	26,526,821
Ophthotech Corp.	198,539	7,729,123
Pfenex, Inc. (a)	403,900	2,972,704
Vanda Pharmaceuticals, Inc. (a)(d)	607,810	6,309,068
Vertex Pharmaceuticals, Inc. (a)	388,900	43,677,359
		535,532,328
Health Care Equipment & Supplies - 0.8%
GI Dynamics, Inc. CDI (a)	704,680	296,152
Novadaq Technologies, Inc. (a)	732,100	9,290,349
The Cooper Companies, Inc.	172,900	26,929,175
		36,515,676
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	483,176	8,742,256

	Shares	Value
Health Care Technology - 0.2%
Cerner Corp. (a)	136,687	$ 8,142,445
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	220,898	36,209,600
Pharmaceuticals - 3.8%
AbbVie, Inc.	572,147	33,047,211
Actavis PLC (a)	423,466	102,173,876
Astellas Pharma, Inc.	1,705,900	25,399,906
Perrigo Co. PLC	155,377	23,336,072
		183,957,065
TOTAL HEALTH CARE		809,099,370
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.6%
TransDigm Group, Inc.	209,696	38,653,264
United Technologies Corp.	782,377	82,619,011
		121,272,275
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	142,682	8,051,545
Building Products - 0.4%
A.O. Smith Corp.	440,718	20,837,147
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	816,535	23,377,397
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	379,994	18,551,307
Electrical Equipment - 0.5%
AMETEK, Inc.	333,600	16,750,056
Power Solutions International, Inc. (a)(d)	130,043	8,972,967
		25,723,023
Industrial Conglomerates - 2.5%
Danaher Corp.	1,155,126	87,766,473
Roper Industries, Inc.	199,317	29,158,084
		116,924,557
Machinery - 1.9%
Allison Transmission Holdings, Inc.	608,000	17,321,920
Caterpillar, Inc.	333,703	33,046,608
Manitowoc Co., Inc.	1,461,205	34,265,257
Sarine Technologies Ltd.	2,144,000	5,125,970
Sun Hydraulics Corp.	58,700	2,206,533
		91,966,288
Professional Services - 0.7%
Verisk Analytics, Inc. (a)	399,504	24,325,799
WageWorks, Inc. (a)	192,729	8,774,951
		33,100,750
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	344,400	25,502,820
TOTAL INDUSTRIALS		485,307,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.4%
QUALCOMM, Inc.	276,300	$ 20,658,951
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	533,214	29,481,402
Internet Software & Services - 16.5%
Alibaba Group Holding Ltd. sponsored ADR	153,000	13,594,050
Baidu.com, Inc. sponsored ADR (a)	117,600	25,663,848
CoStar Group, Inc. (a)	38,000	5,910,520
Cvent, Inc. (a)(d)	594,275	15,076,757
Facebook, Inc. Class A (a)	5,371,209	424,540,361
Google, Inc.:
Class A (a)	199,098	117,151,254
Class C (a)	199,098	114,951,221
NAVER Corp.	33,313	25,483,285
SPS Commerce, Inc. (a)	246,129	13,081,756
Textura Corp. (a)(d)	1,121,261	29,601,290
		785,054,342
IT Services - 2.2%
Gartner, Inc. Class A (a)	411,622	30,241,868
Visa, Inc. Class A	337,568	72,026,884
		102,268,752
Software - 4.6%
Activision Blizzard, Inc.	435,932	9,063,026
Computer Modelling Group Ltd. (d)	1,091,400	11,343,271
Electronic Arts, Inc. (a)	1,596,021	56,834,308
Fleetmatics Group PLC (a)	165,050	5,034,025
salesforce.com, Inc. (a)	1,468,462	84,480,619
SolarWinds, Inc. (a)	463,607	19,494,674
SS&C Technologies Holdings, Inc. (a)	771,508	33,861,486
		220,111,409
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	1,143,427	115,200,270
TOTAL INFORMATION TECHNOLOGY		1,272,775,126
MATERIALS - 5.0%
Chemicals - 2.4%
FMC Corp.	361,905	20,697,347
Monsanto Co.	268,749	30,236,950
Sherwin-Williams Co.	176,760	38,708,672
Westlake Chemical Corp.	291,400	25,232,326
		114,875,295
Construction Materials - 2.6%
Caesarstone Sdot-Yam Ltd.	270,991	14,004,815
Eagle Materials, Inc.	748,152	76,184,318

	Shares	Value
James Hardie Industries PLC sponsored ADR	207,400	$ 10,844,946
Vulcan Materials Co.	371,346	22,366,170
		123,400,249
TOTAL MATERIALS		238,275,544
TOTAL COMMON STOCKS (Cost $3,299,526,937)		4,696,441,649
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(e)	1,049,416	5,005,714
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (e)	159,060	9,870,023
IT Services - 0.1%
AppNexus, Inc. Series E (e)	181,657	3,638,989
TOTAL INFORMATION TECHNOLOGY		13,509,012
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,357,314)		18,514,726
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.12% (b)	54,295,793	54,295,793
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	91,293,882	91,293,882
TOTAL MONEY MARKET FUNDS (Cost $145,589,675)		145,589,675
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $3,463,473,926)		4,860,546,050
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(92,405,110)
NET ASSETS - 100%		$ 4,768,140,940
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,480,724 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Uber Technologies, Inc. 8.00%	6/6/14	$ 9,870,023
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,464
Fidelity Securities Lending Cash Central Fund	689,418
Total	$ 746,882
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 664,056,117	$ 657,084,406	$ -	$ 6,971,711
Consumer Staples	388,681,307	388,681,307	-	-
Energy	468,431,799	468,431,799	-	-
Financials	374,820,991	373,081,540	1,739,451	-
Health Care	809,099,370	809,099,055	315	-
Industrials	485,307,109	485,307,109	-	-
Information Technology	1,286,284,138	1,272,775,126	-	13,509,012
Materials	238,275,544	238,275,544	-	-
Money Market Funds	145,589,675	145,589,675	-	-
Total Investments in Securities:	$ 4,860,546,050	$ 4,838,325,561	$ 1,739,766	$ 20,480,723
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $3,472,968,223. Net unrealized appreciation aggregated $1,387,577,827, of which $1,440,286,033 related to appreciated investment securities and $52,708,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2014

1.808795.110

VIPHI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.1%
	Principal Amount	Value
Aerospace - 1.0%
TransDigm, Inc.:
5.5% 10/15/20	$ 7,785,000	$ 7,551,450
6% 7/15/22 (c)	1,545,000	1,525,688
6.5% 7/15/24 (c)	1,520,000	1,514,300
Triumph Group, Inc.:
4.875% 4/1/21	2,210,000	2,165,800
5.25% 6/1/22	655,000	645,175
		13,402,413
Air Transportation - 4.0%
Air Canada:
6.625% 5/15/18 (c)	4,995,000	5,205,539
7.75% 4/15/21 (c)	4,185,000	4,268,700
Allegiant Travel Co. 5.5% 7/15/19	1,875,000	1,912,500
American Airlines Group, Inc. 5.5% 10/1/19 (c)	4,695,000	4,636,313
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21	466,416	480,408
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,605,915	2,957,714
5.5% 4/29/22	2,867,570	3,025,287
6.125% 4/29/18	520,000	551,200
9.25% 5/10/17	592,300	657,453
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (c)	1,985,000	2,099,138
6.75% 5/23/17	1,985,000	2,099,138
8.021% 8/10/22	1,392,465	1,625,703
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	3,216,075
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,609,563
Series 2013-1 Class B, 5.375% 5/15/23	710,000	734,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,261,057	2,470,204
9.75% 1/15/17	1,319,403	1,490,925
12% 1/15/16 (c)	250,904	274,112
United Continental Holdings, Inc.:
6% 7/15/26	4,610,000	4,298,825
6% 7/15/28	3,050,000	2,821,250
6.375% 6/1/18	300,000	314,250
XPO Logistics, Inc. 7.875% 9/1/19 (c)	4,660,000	4,811,450
		53,560,597
Automotive - 1.4%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	575,000	572,125
6.25% 3/15/21	6,980,000	7,259,200

	Principal Amount	Value
Dana Holding Corp.:
6% 9/15/23	$ 1,085,000	$ 1,120,263
6.75% 2/15/21	1,710,000	1,810,372
Schaeffler Finance BV 4.75% 5/15/21 (c)	2,645,000	2,638,388
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (c)(f)	4,625,000	4,810,000
		18,210,348
Banks & Thrifts - 1.0%
GMAC LLC 8% 12/31/18	2,465,000	2,797,775
Ocwen Financial Corp. 6.625% 5/15/19 (c)	6,490,000	6,262,850
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,865,000	3,798,630
6% 12/19/23	385,000	403,714
		13,262,969
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	14,422,175
9% 12/15/19	2,255,000	2,271,913
10% 1/15/18	5,510,000	4,617,545
		21,311,633
Building Materials - 2.3%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	3,680,000	3,854,800
6.875% 8/15/18 (c)	4,490,000	4,647,150
Building Materials Holding Corp. 9% 9/15/18 (c)	4,410,000	4,784,850
CEMEX Finance LLC 6% 4/1/24 (c)	2,170,000	2,163,924
CEMEX S.A.B. de CV 6.5% 12/10/19 (c)	1,365,000	1,409,363
HD Supply, Inc. 7.5% 7/15/20	7,655,000	7,942,063
Headwaters, Inc.:
7.25% 1/15/19	905,000	936,675
7.625% 4/1/19	2,525,000	2,632,313
Masco Corp. 5.95% 3/15/22	1,815,000	1,982,888
		30,354,026
Cable TV - 3.4%
Altice S.A. 7.75% 5/15/22 (c)	9,520,000	9,829,400
Cablevision Systems Corp. 7.75% 4/15/18	740,000	801,975
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	3,395,000	3,492,606
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)	4,290,000	4,102,313
5.125% 12/15/21 (c)	4,810,000	4,605,575
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	710,000	704,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Numericable Group SA:
4.875% 5/15/19 (c)	$ 2,630,000	$ 2,597,125
6% 5/15/22 (c)	4,540,000	4,574,050
6.25% 5/15/24 (c)	895,000	892,763
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (c)	3,015,000	3,075,300
Virgin Media Finance PLC 6% 10/15/24 (c)(e)	1,070,000	1,073,692
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (c)(f)	375,000	384,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (c)	7,920,000	8,563,500
		44,697,349
Capital Goods - 0.6%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (c)	3,830,000	4,112,463
Zebra Technologies Corp. 7.25% 10/15/22 (c)(e)	4,540,000	4,540,000
		8,652,463
Chemicals - 1.8%
LSB Industries, Inc. 7.75% 8/1/19	1,785,000	1,892,100
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	3,140,000	3,206,725
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	13,483,000	14,190,858
Tronox Finance LLC 6.375% 8/15/20	4,935,000	4,953,506
		24,243,189
Consumer Products - 0.1%
Prestige Brands, Inc. 5.375% 12/15/21 (c)	1,890,000	1,776,600
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(f)	2,985,000	2,924,834
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2341% 12/15/19 (c)(f)	3,830,000	3,705,525
6% 6/30/21 (c)	655,000	628,800
6.25% 1/31/19 (c)	910,000	900,900
6.75% 1/31/21 (c)	1,055,000	1,055,000
7% 11/15/20 (c)	874,412	883,156
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (c)	2,525,000	2,487,125

	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	$ 8,240,000	$ 7,786,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	4,145,000	4,217,538
		24,589,678
Diversified Financial Services - 5.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (c)	3,220,000	3,123,400
4.5% 5/15/21 (c)	3,105,000	3,011,850
5% 10/1/21 (c)	1,365,000	1,353,056
Aircastle Ltd.:
5.125% 3/15/21	2,800,000	2,765,000
6.25% 12/1/19	1,740,000	1,831,350
Cogent Communications Finance, Inc. 5.625% 4/15/21 (c)	1,125,000	1,108,125
FLY Leasing Ltd.:
6.375% 10/15/21	2,490,000	2,465,100
6.75% 12/15/20	5,300,000	5,512,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	4,080,000	4,018,800
5.875% 2/1/22	9,400,000	9,400,000
6% 8/1/20	8,415,000	8,646,413
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(f)	5,260,000	5,154,800
International Lease Finance Corp. 5.875% 8/15/22	3,480,000	3,636,600
SLM Corp.:
4.875% 6/17/19	2,275,000	2,275,000
5.5% 1/15/19	7,695,000	7,848,900
5.5% 1/25/23	4,900,000	4,710,125
8% 3/25/20	1,565,000	1,754,756
		68,615,275
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,715,000	2,748,938
MDC Partners, Inc. 6.75% 4/1/20 (c)	4,630,000	4,768,900
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,525,000	4,377,938
5% 4/15/22 (c)	910,000	889,525
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (c)	3,610,000	3,628,050
		16,413,351
Electric Utilities - 4.1%
Atlantic Power Corp. 9% 11/15/18	8,740,000	8,827,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp.:
5.375% 1/15/23	$ 3,160,000	$ 3,057,300
5.75% 1/15/25	1,580,000	1,534,575
NRG Energy, Inc.:
6.25% 7/15/22 (c)	3,810,000	3,907,631
6.25% 5/1/24 (c)	4,745,000	4,756,863
NSG Holdings II, LLC 7.75% 12/15/25 (c)	13,550,000	14,566,250
RJS Power Holdings LLC 5.125% 7/15/19 (c)	4,120,000	4,078,800
The AES Corp.:
4.875% 5/15/23	3,475,000	3,301,250
7.375% 7/1/21	9,660,000	10,819,200
		54,849,269
Energy - 8.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,265,000	4,376,956
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (c)(f)	1,690,000	1,548,463
7.125% 11/1/20 (c)	1,355,000	1,239,825
7.375% 11/1/21 (c)	1,210,000	1,107,150
Antero Resources Corp. 5.125% 12/1/22 (c)	3,845,000	3,739,263
Approach Resources, Inc. 7% 6/15/21	870,000	861,300
Basic Energy Services, Inc. 7.75% 2/15/19	615,000	636,525
California Resources Corp.:
5% 1/15/20 (c)(e)	1,555,000	1,578,325
5.5% 9/15/21 (c)(e)	2,020,000	2,050,300
6% 11/15/24 (c)(e)	1,345,000	1,381,988
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	2,400,000	2,496,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,175,000	1,177,938
7.75% 4/1/19	2,315,000	2,424,963
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,652,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (c)	10,435,000	10,748,050
Energy Partners Ltd. 8.25% 2/15/18	4,350,000	4,447,875
Exterran Holdings, Inc. 7.25% 12/1/18	4,280,000	4,451,200
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	6,300,000	6,126,750
6% 10/1/22 (c)	1,770,000	1,721,325
Forbes Energy Services Ltd. 9% 6/15/19	7,855,000	7,756,813

	Principal Amount	Value
Gibson Energy, Inc. 6.75% 7/15/21 (c)	$ 3,635,000	$ 3,853,100
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	1,675,000	1,612,188
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,880,000	1,786,000
5.875% 4/1/20	1,240,000	1,240,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	6,070,000	6,403,850
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,890,000	1,665,563
7.5% 11/1/19	9,295,000	8,621,113
Parsley Energy LLC/Parsley 7.5% 2/15/22 (c)	5,550,000	5,723,438
Rice Energy, Inc. 6.25% 5/1/22 (c)	9,775,000	9,530,625
Rosetta Resources, Inc.:
5.625% 5/1/21	3,715,000	3,622,125
5.875% 6/1/24	940,000	923,550
RSP Permian, Inc. 6.625% 10/1/22 (c)	605,000	608,781
Samson Investment Co. 9.75% 2/15/20 (f)	3,580,000	3,248,850
SemGroup Corp. 7.5% 6/15/21	2,775,000	2,913,750
Teine Energy Ltd. 6.875% 9/30/22 (c)	980,000	961,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	855,000	882,788
		116,120,355
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (c)(e)	1,270,000	1,268,413
5.875% 3/15/25 (c)(e)	2,330,000	2,341,650
		3,610,063
Environmental - 1.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20	2,875,000	2,997,188
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	6,380,000	6,794,700
Tervita Corp. 9.75% 11/1/19 (c)	3,190,000	3,078,350
		12,870,238
Food & Drug Retail - 1.2%
JBS Investments GmbH:
7.25% 4/3/24 (c)	1,815,000	1,864,913
7.75% 10/28/20 (c)	3,740,000	3,973,750
Minerva Luxmbourg SA 7.75% 1/31/23 (c)	4,115,000	4,189,070
SUPERVALU, Inc. 6.75% 6/1/21	5,410,000	5,328,850
		15,356,583
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 2.6%
DS Waters of America, Inc. 10% 9/1/21	$ 1,485,000	$ 1,640,925
ESAL GmbH 6.25% 2/5/23 (c)	14,035,000	13,613,950
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (c)	4,705,000	4,952,013
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (c)	2,765,000	2,654,400
7.25% 6/1/21 (c)	2,930,000	3,076,500
8.25% 2/1/20 (c)	3,830,000	4,078,950
Post Holdings, Inc. 6% 12/15/22 (c)	3,385,000	3,097,275
Vector Group Ltd. 7.75% 2/15/21	1,240,000	1,305,100
		34,419,113
Gaming - 2.5%
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (c)	2,845,000	2,489,375
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (c)	9,965,000	10,064,650
MCE Finance Ltd. 5% 2/15/21 (c)	4,000,000	3,840,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (c)	3,150,000	3,102,750
11% 10/1/21 (c)	3,140,000	2,943,750
Scientific Games Corp. 6.625% 5/15/21 (c)	9,160,000	7,648,600
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	1,490,000	1,437,850
Wynn Macau Ltd. 5.25% 10/15/21 (c)	1,970,000	1,901,050
		33,428,025
Healthcare - 3.7%
AmSurg Corp. 5.625% 7/15/22 (c)	1,610,000	1,593,900
Community Health Systems, Inc.:
5.125% 8/1/21 (c)	1,125,000	1,122,188
6.875% 2/1/22 (c)	5,405,000	5,621,200
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,356,750
9.875% 4/15/18	2,425,000	2,540,188
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (c)	1,315,000	1,298,563
HealthSouth Corp.:
5.75% 11/1/24	1,345,000	1,371,900
7.25% 10/1/18	3,588,000	3,718,065
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	4,565,000	4,633,475

	Principal Amount	Value
Tenet Healthcare Corp.:
5% 3/1/19 (c)	$ 2,265,000	$ 2,236,688
6% 10/1/20	5,420,000	5,731,650
8.125% 4/1/22	13,760,000	15,101,600
Valeant Pharmaceuticals International 6.875% 12/1/18 (c)	2,315,000	2,390,238
		48,716,405
Homebuilders/Real Estate - 2.3%
CBRE Group, Inc. 6.625% 10/15/20	945,000	993,573
D.R. Horton, Inc.:
3.75% 3/1/19	2,530,000	2,460,425
4.375% 9/15/22	1,675,000	1,612,188
Howard Hughes Corp. 6.875% 10/1/21 (c)	2,870,000	2,963,275
KB Home 4.75% 5/15/19	1,710,000	1,662,975
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (c)	1,960,000	1,891,400
Standard Pacific Corp. 8.375% 5/15/18	11,930,000	13,540,550
Toll Brothers Finance Corp. 4.375% 4/15/23	2,900,000	2,762,250
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (c)	990,000	967,725
5.875% 6/15/24 (c)	725,000	721,375
William Lyon Homes, Inc. 5.75% 4/15/19	640,000	628,800
		30,204,536
Hotels - 0.3%
Playa Resorts Holding BV 8% 8/15/20 (c)	3,665,000	3,829,925
Leisure - 1.4%
24 Hour Holdings III LLC 8% 6/1/22 (c)	6,110,000	5,651,750
NCL Corp. Ltd. 5% 2/15/18	5,690,000	5,746,900
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	6,105,450
7.5% 10/15/27	595,000	678,300
		18,182,400
Metals/Mining - 3.0%
CONSOL Energy, Inc. 5.875% 4/15/22 (c)	5,200,000	5,122,000
Imperial Metals Corp. 7% 3/15/19 (c)	1,305,000	1,229,963
Murray Energy Corp.:
8.625% 6/15/21 (c)	4,085,000	4,227,975
9.5% 12/5/20 (c)	7,905,000	8,695,500
New Gold, Inc. 6.25% 11/15/22 (c)	7,295,000	7,386,188
Peabody Energy Corp.:
6.25% 11/15/21	6,465,000	6,012,450
7.875% 11/1/26	1,268,000	1,223,620
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (c)	$ 2,925,000	$ 3,042,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (c)	2,845,000	2,731,200
Walter Energy, Inc. 11% 4/1/20 pay-in-kind (c)(f)	645,000	306,375
		39,977,271
Paper - 0.8%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (c)	4,942,000	5,114,970
7.75% 7/15/17 (c)	5,480,000	5,891,000
		11,005,970
Publishing/Printing - 1.5%
Cenveo Corp. 6% 8/1/19 (c)	965,000	904,688
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	8,095,000	8,944,975
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(f)	7,165,000	6,770,925
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,214,450
7% 2/15/22	1,100,000	1,160,500
		19,995,538
Restaurants - 0.7%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (c)(e)	5,555,000	5,520,281
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	3,075,000	3,205,688
		8,725,969
Services - 6.0%
Abengoa Greenfield SA 6.5% 10/1/19 (c)	3,630,000	3,621,833
ADT Corp. 4.125% 4/15/19	3,790,000	3,714,200
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	2,105,000	2,115,525
APX Group, Inc.:
6.375% 12/1/19	14,920,000	14,435,100
8.75% 12/1/20	9,955,000	9,059,050
8.75% 12/1/20 (c)	2,375,000	2,161,250
Audatex North America, Inc. 6% 6/15/21 (c)	5,355,000	5,488,875
Bankrate, Inc. 6.125% 8/15/18 (c)	2,580,000	2,534,850
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (c)	2,370,000	2,435,175
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (c)	4,640,000	4,663,200
CBRE Group, Inc. 5.25% 3/15/25	1,395,000	1,386,281

	Principal Amount	Value
FTI Consulting, Inc. 6.75% 10/1/20	$ 3,715,000	$ 3,858,956
Garda World Security Corp.:
7.25% 11/15/21 (c)	2,200,000	2,189,000
7.25% 11/15/21 (c)	3,715,000	3,696,425
Hertz Corp. 6.25% 10/15/22	5,315,000	5,381,438
The GEO Group, Inc.:
5.875% 1/15/22	7,310,000	7,383,100
5.875% 10/15/24	1,585,000	1,588,963
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (f)	4,340,000	4,491,900
		80,205,121
Shipping - 1.5%
Aguila 3 SA 7.875% 1/31/18 (c)	4,595,000	4,709,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)	5,600,000	5,404,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)	7,410,000	7,039,500
8.125% 2/15/19	1,465,000	1,377,100
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)	1,575,000	1,559,250
		20,089,725
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	8,990,000	9,079,900
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	1,635,000	1,724,925
11.25% 10/15/18	3,661,000	4,027,100
Steel Dynamics, Inc.:
5.125% 10/1/21 (c)	2,565,000	2,603,475
5.5% 10/1/24 (c)	1,280,000	1,286,400
		18,721,800
Super Retail - 0.6%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,615,000	1,356,600
5.75% 2/15/18	1,200,000	1,122,000
7.4% 4/1/37	4,040,000	3,373,400
8.125% 10/1/19	1,885,000	1,837,875
		7,689,875
Technology - 4.8%
ADT Corp.:
4.125% 6/15/23	1,305,000	1,161,450
6.25% 10/15/21	3,545,000	3,669,075
Advanced Micro Devices, Inc.:
6.75% 3/1/19	3,385,000	3,418,850
7% 7/1/24	1,720,000	1,642,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
BMC Software Finance, Inc. 8.125% 7/15/21 (c)	$ 6,115,000	$ 5,870,400
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (c)(f)	2,505,000	2,304,600
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,400,000	3,264,000
Compiler Finance Sub, Inc. 7% 5/1/21 (c)	1,215,000	1,148,175
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (c)(f)	735,000	727,650
Lucent Technologies, Inc.:
6.45% 3/15/29	9,505,000	8,958,463
6.5% 1/15/28	3,265,000	3,077,263
Micron Technology, Inc. 5.875% 2/15/22 (c)	555,000	574,425
Nuance Communications, Inc. 5.375% 8/15/20 (c)	10,783,000	10,540,383
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (c)	4,745,000	3,535,025
VeriSign, Inc. 4.625% 5/1/23	3,160,000	3,049,400
Viasystems, Inc. 7.875% 5/1/19 (c)	4,410,000	4,619,475
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,310,000	3,574,800
13.375% 10/15/19	2,705,000	3,043,125
		64,179,159
Telecommunications - 8.9%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (c)	11,270,000	11,439,050
8.875% 1/1/20 (c)	6,325,000	6,846,813
Altice Financing SA:
6.5% 1/15/22 (c)	685,000	702,125
7.875% 12/15/19 (c)	4,180,000	4,456,925
Altice Finco SA 9.875% 12/15/20 (c)	5,890,000	6,596,800
Columbus International, Inc. 7.375% 3/30/21 (c)	8,555,000	8,897,200
Digicel Group Ltd.:
6% 4/15/21 (c)	5,265,000	5,212,350
7% 2/15/20 (c)	295,000	303,850
7.125% 4/1/22 (c)	3,355,000	3,348,290
8.25% 9/1/17 (c)	5,395,000	5,496,426
8.25% 9/30/20 (c)	5,855,000	6,031,236
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	8,905,000	8,548,800
FairPoint Communications, Inc. 8.75% 8/15/19 (c)	4,580,000	4,797,550
Level 3 Escrow II, Inc. 5.375% 8/15/22 (c)	4,845,000	4,772,325
Level 3 Financing, Inc. 3.8229% 1/15/18 (c)(f)	7,525,000	7,414,383
MasTec, Inc. 4.875% 3/15/23	2,875,000	2,688,125

	Principal Amount	Value
SBA Communications Corp. 4.875% 7/15/22 (c)	$ 3,235,000	$ 3,105,600
Sprint Capital Corp.:
6.875% 11/15/28	1,155,000	1,103,025
8.75% 3/15/32	3,650,000	3,983,063
Sprint Communications, Inc. 9% 11/15/18 (c)	6,240,000	7,207,200
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	3,095,000	3,187,850
6% 3/1/23	2,540,000	2,536,825
6.375% 3/1/25	2,290,000	2,273,627
6.464% 4/28/19	2,610,000	2,711,138
Wind Acquisition Finance SA 7.375% 4/23/21 (c)	4,080,000	4,100,400
		117,760,976
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21	3,490,000	3,594,700
TOTAL NONCONVERTIBLE BONDS (Cost $1,103,637,921)		1,102,622,907
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (f) (Cost $0)	7,264	6,756
Common Stocks - 0.0%
	Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (a)(c) (Cost $1,273,881)	1	136,000
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.6%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $7,352,056)	300,677	7,459,796
Bank Loan Obligations - 11.8%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (f)	$ 1,765,575	1,739,091
Bank Loan Obligations - continued
	Principal Amount	Value
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (f)	$ 947,838	$ 937,222
Chrysler Group LLC term loan 3.25% 12/31/18 (f)	1,955,175	1,916,072
		2,853,294
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.904% 1/30/19 (f)	9,165,000	8,786,944
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	982,575	965,380
		9,752,324
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (f)	3,112,200	3,065,517
Tranche 2LN, term loan 7.75% 4/1/22 (f)	625,000	621,875
		3,687,392
Cable TV - 0.5%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (f)	3,851,003	3,725,845
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (f)	1,340,385	1,332,007
Tranche B 2LN, term loan 4.5% 5/8/20 (f)	1,159,615	1,152,368
		6,210,220
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (f)	4,109,316	4,068,222
Tranche 2LN, term loan 7.25% 6/30/22 (f)	1,585,000	1,551,319
		5,619,541
Containers - 0.8%
Berlin Packaging, LLC:
Tranche 2LN, term loan 9/24/22 (g)	805,000	796,950
Tranche B 1LN, term loan 4.5% 9/24/21 (f)	2,495,000	2,495,000
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	1,557,175	1,522,139
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (f)	5,623,852	5,511,375
		10,325,464
Diversified Financial Services - 0.8%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	2,400,000	2,373,000

	Principal Amount	Value
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (f)	$ 1,575,000	$ 1,567,125
Tranche B 1LN, term loan 4.75% 9/11/21 (f)	400,000	398,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	5,650,000	5,784,188
		10,122,313
Electric Utilities - 0.2%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (f)	2,050,000	2,029,500
Southwire LLC, Tranche B, term loan 3.2538% 2/10/21 (f)	1,318,375	1,297,017
		3,326,517
Energy - 1.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (f)	3,645,000	3,548,298
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	5,774,951	5,789,388
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	589,623	580,779
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	4,164,545	3,971,935
TPF II Power, LLC Tranche B, term loan 9/24/21 (g)	600,000	598,500
		14,488,900
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (f)	892,260	873,300
Gaming - 0.7%
Aristocrat International (Pty) Ltd. Tranche B, term loan 9/29/21 (g)	3,665,000	3,623,769
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	598,500	570,071
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (f)	1,002,425	994,907
Scientific Games Corp. Tranch B 2LN, term loan 9/17/21 (g)	3,725,000	3,641,188
		8,829,935
Healthcare - 1.3%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (f)	219,450	216,707
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (f)	3,716,325	3,664,296
Grifols, S.A. Tranche B, term loan 3.154% 2/27/21 (f)	6,283,425	6,157,757
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (f)	2,062,182	2,013,205
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	$ 1,885,000	$ 1,875,575
Tranche B 1LN, term loan 4.2532% 1/28/21 (f)	3,331,950	3,248,651
		17,176,191
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (f)	324,188	322,972
Metals/Mining - 0.6%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (f)	2,410,650	2,359,424
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	5,400,450	5,238,437
		7,597,861
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (f)	6,601,500	6,634,508
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (f)	7,318,367	7,107,964
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (f)	588,525	586,318
Tranche B 2LN, term loan 9.25% 7/15/21 (f)	660,000	655,050
		8,349,332
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (f)	2,512,375	2,462,128
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (f)	4,486,100	4,474,885
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (f)	2,995,000	2,946,331
Garda World Security Corp.:
term loan 4% 11/8/20 (f)	2,513,231	2,475,532
Tranche DD, term loan 4% 11/8/20 (f)	642,919	633,276
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (f)	3,616,423	3,462,725
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	1,621,850	1,597,522
		18,052,399
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (f)	1,225,738	1,228,802

	Principal Amount	Value
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (f)	$ 1,020,000	$ 1,013,625
Tranche B 1LN, term loan 4.5% 4/9/21 (f)	1,830,413	1,816,684
		2,830,309
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (f)	175,000	172,813
6% 5/22/18 (f)	3,084,383	3,072,816
		3,245,629
Technology - 1.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (f)	3,620,513	3,566,205
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (f)	1,288,829	1,280,838
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	837,073	818,239
NXP BV Tranche D, term loan 3.25% 1/11/20 (f)	3,623,400	3,569,049
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (f)	4,656,600	4,295,714
		13,530,045
TOTAL BANK LOAN OBLIGATIONS (Cost $158,766,829)		156,796,339
Preferred Securities - 1.8%

Banks & Thrifts - 1.8%
Barclays Bank PLC 7.625% 11/21/22	15,315,000	16,879,896
Barclays PLC 8.25% (d)(f)	1,660,000	1,709,595
Credit Agricole SA 6.625% (c)(d)(f)	2,530,000	2,418,410
HSBC Holdings PLC 5.625% (d)(f)	3,255,000	3,239,219
TOTAL PREFERRED SECURITIES (Cost $23,239,209)		24,247,120
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $22,701,654)	22,701,654	$ 22,701,654
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,316,971,550)		1,313,970,572
NET OTHER ASSETS (LIABILITIES) - 1.0%		13,357,062
NET ASSETS - 100%		$ 1,327,327,634
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $592,654,413 or 44.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,231
Total
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 7,459,796	$ 7,459,796	$ -	$ -
Telecommunication Services	136,000	-	-	136,000
Corporate Bonds	1,102,622,907	-	1,102,622,907	-
Commercial Mortgage Securities	6,756	-	6,756	-
Bank Loan Obligations	156,796,339	-	156,796,339	-
Preferred Securities	24,247,120	-	24,247,120	-
Money Market Funds	22,701,654	22,701,654	-	-
Total Investments in Securities:	$ 1,313,970,572	$ 30,161,450	$ 1,283,673,122	$ 136,000
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,315,831,928. Net unrealized depreciation aggregated $1,861,356, of which $23,599,151 related to appreciated investment securities and $25,460,507 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2014

1.808774.110

VIPOVRS-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 2.1%
AMP Ltd.	423,882	$ 2,026,369
BHP Billiton Ltd.	318,002	9,372,634
Carsales.com Ltd.	320,637	2,768,035
G8 Education Ltd.	1,331,627	5,969,439
iSelect Ltd. (a)(d)	6,325,337	7,836,481
Macquarie Group Ltd.	99,742	5,029,283
Rio Tinto Ltd.	24,301	1,267,668
TOTAL AUSTRALIA		34,269,909
Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	1,246,535	6,935,455
Belgium - 1.0%
Ageas	66,760	2,216,383
Anheuser-Busch InBev SA NV	33,577	3,723,618
Hamon & Compagnie International SA (a)	62,254	766,642
KBC Groupe SA (a)	58,487	3,114,813
UCB SA	72,400	6,573,054
TOTAL BELGIUM		16,394,510
Bermuda - 0.8%
Clear Media Ltd.	2,035,000	2,117,594
Oriental Watch Holdings Ltd.	7,028,000	1,583,933
Signet Jewelers Ltd.	77,800	8,862,198
TOTAL BERMUDA		12,563,725
Brazil - 1.3%
BB Seguridade Participacoes SA	636,600	8,374,434
Cielo SA	538,780	8,804,494
Kroton Educacional SA	717,640	4,509,163
TOTAL BRAZIL		21,688,091
British Virgin Islands - 0.2%
Gem Diamonds Ltd. (a)	931,919	2,900,699
Mail.Ru Group Ltd. GDR (a)(e)	6,600	185,526
TOTAL BRITISH VIRGIN ISLANDS		3,086,225
Canada - 0.4%
Entertainment One Ltd.	1,006,000	5,153,571
MDC Partners, Inc. Class A (sub. vtg.)	37,700	723,463
Performance Sports Group Ltd. (a)	55,161	896,406
TOTAL CANADA		6,773,440
Cayman Islands - 6.1%
58.com, Inc. ADR (d)	153,700	5,725,325
Alibaba Group Holding Ltd. sponsored ADR	199,800	17,752,230
Autohome, Inc. ADR Class A	89,000	3,738,890
Baidu.com, Inc. sponsored ADR (a)	64,800	14,141,304
Bitauto Holdings Ltd. ADR (a)	77,700	6,060,600
Ctrip.com International Ltd. sponsored ADR (a)	115,800	6,572,808
GCL-Poly Energy Holdings Ltd. (a)	19,483,000	7,151,014

	Shares	Value
Greatview Aseptic Pack Co. Ltd.	4,056,000	$ 2,664,005
Hengdeli Holdings Ltd. (d)	19,839,800	3,168,297
Home Inns & Hotels Management, Inc. sponsored ADR (a)	41,000	1,188,590
iKang Healthcare Group, Inc. sponsored ADR (d)	11,500	223,790
Qunar Cayman Islands Ltd. sponsored ADR	88,000	2,433,200
Shenguan Holdings Group Ltd.	2,636,000	886,039
SouFun Holdings Ltd. ADR	573,400	5,705,330
Tencent Holdings Ltd.	1,214,700	18,076,496
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	143,000	5,007,860
TOTAL CAYMAN ISLANDS		100,495,778
China - 0.3%
TravelSky Technology Ltd. (H Shares)	3,969,000	4,273,211
Denmark - 2.7%
Danske Bank A/S	96,100	2,612,215
Novo Nordisk A/S:
Series B	80,625	3,838,701
Series B sponsored ADR	521,500	24,833,830
Pandora A/S	78,600	6,162,849
Vestas Wind Systems A/S (a)	197,700	7,728,802
TOTAL DENMARK		45,176,397
France - 7.9%
AXA SA	114,920	2,831,871
AXA SA sponsored ADR	135,400	3,333,548
Beneteau SA (a)	196,900	3,145,986
BNP Paribas SA	181,503	12,040,072
Bollore	6,455	3,667,214
Edenred SA	118,359	2,920,352
Gameloft Se (a)	537,900	3,573,616
Havas SA	938,800	7,257,984
Iliad SA	19,126	4,048,729
LVMH Moet Hennessy - Louis Vuitton SA	71,234	11,579,410
Pernod Ricard SA	80,600	9,125,516
Safran SA	71,900	4,665,987
Sanofi SA	139,290	15,749,611
Sanofi SA sponsored ADR	388,022	21,896,081
Societe Generale Series A	86,251	4,403,328
Total SA (d)	298,200	19,309,673
TOTAL FRANCE		129,548,978
Germany - 2.8%
Allianz SE	52,097	8,410,117
Axel Springer Verlag AG	116,600	6,419,570
Bayer AG	141,478	19,817,141
Commerzbank AG (a)	55,520	830,275
CTS Eventim AG	243,193	6,871,279
Deutsche Bank AG	74,681	2,607,674
Zalando SE (a)	24,200	657,165
TOTAL GERMANY		45,613,221
Common Stocks - continued
	Shares	Value
Greece - 0.1%
Greek Organization of Football Prognostics SA	192,500	$ 2,516,469
Hong Kong - 1.4%
AIA Group Ltd.	2,299,400	11,889,593
Television Broadcasts Ltd.	1,741,000	10,392,390
TOTAL HONG KONG		22,281,983
India - 0.4%
INFO Edge India Ltd.	301,689	4,144,449
Just Dial Ltd.	99,063	2,608,041
TOTAL INDIA		6,752,490
Ireland - 2.2%
C&C Group PLC	3,139,300	16,681,146
Glanbia PLC	451,000	6,510,934
Kingspan Group PLC (United Kingdom)	461,800	7,395,946
Paddy Power PLC (Ireland)	69,200	4,996,833
TOTAL IRELAND		35,584,859
Isle of Man - 0.3%
Playtech Ltd.	436,355	5,079,110
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,964,819
Sarine Technologies Ltd.	1,024,000	2,448,225
TOTAL ISRAEL		6,413,044
Italy - 1.8%
Assicurazioni Generali SpA	158,500	3,335,222
Eni SpA	169,000	4,009,732
Eni SpA sponsored ADR (d)	67,900	3,208,275
Intesa Sanpaolo SpA	3,823,700	11,542,704
Lottomatica SpA	82,800	1,967,160
Tod's SpA (d)	58,771	5,823,399
TOTAL ITALY		29,886,492
Japan - 18.6%
Astellas Pharma, Inc.	1,136,000	16,914,411
Cosmos Pharmaceutical Corp.	111,300	14,116,098
Daiwa Securities Group, Inc.	490,000	3,882,024
Dentsu, Inc.	410,100	15,611,283
East Japan Railway Co.	43,300	3,245,279
Enigmo, Inc. (a)(d)	705,000	7,070,891
Fuji Media Holdings, Inc.	161,900	2,407,649
Fujitsu Ltd.	526,000	3,237,292
Hitachi Ltd.	1,572,000	12,004,103
Honda Motor Co. Ltd.	277,700	9,527,842
Hoya Corp.	206,800	6,946,444
Infomart Corp. (d)	52,700	906,243
Japan Tobacco, Inc.	329,000	10,700,187
JTEKT Corp.	190,700	3,188,911
Keyence Corp.	31,120	13,524,822

	Shares	Value
Misumi Group, Inc.	714,300	$ 21,557,629
Mitsubishi Electric Corp.	750,000	9,987,463
Mitsubishi UFJ Financial Group, Inc.	2,681,700	15,113,297
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	331,200	1,858,032
MS&AD Insurance Group Holdings, Inc.	177,500	3,872,065
NEC Corp.	897,000	3,099,731
NEXT Co. Ltd.	1,040,400	7,048,253
Nomura Holdings, Inc.	505,000	3,004,421
Nomura Holdings, Inc. sponsored ADR (d)	57,600	340,416
Olympus Corp. (a)	131,200	4,707,290
OMRON Corp.	152,800	6,938,172
ORIX Corp.	1,168,500	16,119,813
Pigeon Corp.	35,100	1,987,426
Rakuten, Inc.	2,245,600	25,859,975
Ship Healthcare Holdings, Inc.	121,900	3,901,245
SoftBank Corp.	183,700	12,831,242
Sumitomo Mitsui Financial Group, Inc.	314,400	12,810,069
Suzuki Motor Corp.	128,100	4,246,251
THK Co. Ltd.	158,500	3,945,339
Tokio Marine Holdings, Inc.	136,600	4,237,807
Toshiba Corp.	672,000	3,113,840
Toyota Motor Corp.	237,100	13,950,771
Toyota Motor Corp. sponsored ADR	23,600	2,773,708
TOTAL JAPAN		306,587,734
Korea (South) - 1.6%
Korea Express Co. Ltd. (a)	48,772	7,743,789
NAVER Corp.	24,526	18,761,536
TOTAL KOREA (SOUTH)		26,505,325
Netherlands - 0.8%
AEGON NV	259,400	2,135,953
ASML Holding NV	31,411	3,104,035
ING Groep NV (Certificaten Van Aandelen) (a)	577,484	8,208,481
TOTAL NETHERLANDS		13,448,469
New Zealand - 0.1%
EBOS Group Ltd.	225,407	1,627,667
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	1,235,772
Nigerian Breweries PLC	1,827,733	1,963,265
TOTAL NIGERIA		3,199,037
Norway - 1.0%
DNB ASA	447,800	8,384,815
Schibsted ASA (B Shares) (d)	139,600	7,578,891
Statoil ASA	14,100	383,883
Statoil ASA sponsored ADR (d)	30,700	833,812
TOTAL NORWAY		17,181,401
Common Stocks - continued
	Shares	Value
Philippines - 0.7%
Alliance Global Group, Inc.	9,464,300	$ 5,474,345
Melco Crown Philippines Resort (a)	18,428,700	5,411,765
TOTAL PHILIPPINES		10,886,110
South Africa - 3.0%
Alexander Forbes Group Holding (a)	2,085,867	1,515,952
Clicks Group Ltd.	931,242	5,529,965
Life Healthcare Group Holdings Ltd.	621,600	2,453,840
Naspers Ltd. Class N	364,300	40,198,838
TOTAL SOUTH AFRICA		49,698,595
Spain - 1.5%
Atresmedia Corporacion de Medios de Comunicacion SA (d)	547,000	8,325,205
Banco Bilbao Vizcaya Argentaria SA	592,060	7,125,722
Banco Bilbao Vizcaya Argentaria SA rights 10/13/14 (a)	592,060	59,076
Banco Santander SA (Spain)	349,939	3,350,187
Mediaset Espana Comunicacion, S.A. (a)	454,900	5,661,729
TOTAL SPAIN		24,521,919
Sweden - 1.4%
Kambi Group PLC (a)	370,600	2,786,177
Nordea Bank AB	608,800	7,922,162
Svenska Cellulosa AB (SCA) (B Shares)	439,000	10,470,053
Swedbank AB (A Shares)	102,432	2,579,254
TOTAL SWEDEN		23,757,646
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	146,851	12,051,719
Credit Suisse Group AG	324,618	8,980,771
Credit Suisse Group AG sponsored ADR (d)	61,252	1,693,005
Julius Baer Group Ltd.	55,980	2,512,562
Nestle SA	520,059	38,219,671
Swiss Re Ltd.	46,826	3,734,995
Syngenta AG (Switzerland)	38,450	12,175,029
UBS AG	591,162	10,276,068
UBS AG (NY Shares)	184,900	3,211,713
Zurich Insurance Group AG	11,638	3,471,774
TOTAL SWITZERLAND		96,327,307
Taiwan - 0.2%
Addcn Technology Co. Ltd.	275,000	2,901,874
MediaTek, Inc.	48,000	710,848
TOTAL TAIWAN		3,612,722
Thailand - 0.3%
Thai Beverage PCL	7,953,000	4,769,182
United Kingdom - 18.8%
Al Noor Hospitals Group PLC	121,600	2,006,802
Anglo American PLC:
ADR (d)	96,800	1,080,772

	Shares	Value
(United Kingdom)	275,500	$ 6,144,145
AstraZeneca PLC (United Kingdom)	226,455	16,228,409
Aviva PLC	329,400	2,786,750
Barclays PLC	2,571,808	9,459,580
Barclays PLC sponsored ADR	200,173	2,964,562
BG Group PLC	408,438	7,540,112
BHP Billiton PLC	415,946	11,505,321
BP PLC	881,993	6,452,076
Brammer PLC	1,085,200	6,614,863
Burberry Group PLC	391,000	9,577,770
Dechra Pharmaceuticals PLC	159,300	1,957,529
Diageo PLC	524,328	15,122,740
Dunelm Group PLC	464,300	6,209,775
Exova Group Ltd. PLC (a)	91,410	261,554
Foxtons Group PLC	435,300	1,517,226
GlaxoSmithKline PLC	447,200	10,215,901
HSBC Holdings PLC:
(United Kingdom)	929,678	9,446,726
sponsored ADR	252,732	12,859,004
ITV PLC	3,573,900	12,039,574
Johnson Matthey PLC	164,298	7,774,806
Lloyds Banking Group PLC (a)	12,402,144	15,429,126
M&C Saatchi PLC	691,900	3,078,994
Moneysupermarket.com Group PLC	1,165,300	3,698,909
Poundland Group PLC (a)	168,154	860,880
Prudential PLC	220,034	4,891,654
Reckitt Benckiser Group PLC	111,600	9,679,238
Rightmove PLC	322,600	11,254,594
Rio Tinto PLC	142,915	7,002,818
Rio Tinto PLC sponsored ADR (d)	34,900	1,716,382
Rolls-Royce Group PLC	322,708	5,045,860
Royal Bank of Scotland Group PLC (a)	255,480	1,522,060
Royal Dutch Shell PLC:
Class A (United Kingdom)	632,388	24,170,127
Class B (United Kingdom)	421,575	16,666,535
Royal Mail PLC	117,700	748,354
SABMiller PLC	351,000	19,506,131
Standard Chartered PLC (United Kingdom)	271,168	5,013,684
Sthree PLC	229,400	1,302,551
Taylor Wimpey PLC	1,623,100	2,968,093
Travis Perkins PLC	185,900	5,014,826
William Hill PLC	1,633,344	9,791,918
TOTAL UNITED KINGDOM		309,128,731
United States of America - 8.4%
BlackRock, Inc. Class A	17,000	5,581,440
Boston Beer Co., Inc. Class A (a)	15,000	3,326,400
Dunkin' Brands Group, Inc.	106,000	4,750,920
eBay, Inc. (a)	107,100	6,065,073
Facebook, Inc. Class A (a)	151,500	11,974,560
Gilead Sciences, Inc. (a)	102,400	10,900,480
Google, Inc.:
Class A (a)	15,200	8,943,832
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc.: - continued
Class C (a)	14,000	$ 8,083,040
Lorillard, Inc.	89,900	5,385,909
MercadoLibre, Inc. (d)	43,500	4,726,275
Monsanto Co.	60,503	6,807,193
Monster Beverage Corp. (a)	138,800	12,723,796
priceline.com, Inc. (a)	8,360	9,685,729
Sprouts Farmers Market LLC (a)(d)	222,400	6,465,168
Tiffany & Co., Inc.	104,500	10,064,395
TripAdvisor, Inc. (a)	40,700	3,720,794
Visa, Inc. Class A	56,400	12,034,068
Zillow, Inc. (a)(d)	53,400	6,193,866
TOTAL UNITED STATES OF AMERICA		137,432,938
TOTAL COMMON STOCKS (Cost $1,305,169,331)		1,564,018,170
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Sartorius AG (non-vtg.)	39,500	4,465,198
Volkswagen AG	75,447	15,666,224
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,922,010)		20,131,422
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	25,965,522	$ 25,965,522
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	45,588,868	45,588,868
TOTAL MONEY MARKET FUNDS (Cost $71,554,390)		71,554,390
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,388,645,731)		1,655,703,982
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,880,682)
NET ASSETS - 100%		$ 1,643,823,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $185,526 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,983
Fidelity Securities Lending Cash Central Fund	613,750
Total	$ 634,733
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 381,915,353	$ 357,779,575	$ 24,135,778	$ -
Consumer Staples	202,093,073	145,027,044	57,066,029	-
Energy	82,574,225	4,042,087	78,532,138	-
Financials	292,470,147	155,368,787	137,101,360	-
Health Care	173,318,840	127,286,218	46,032,622	-
Industrials	106,837,771	106,837,771	-	-
Information Technology	250,713,285	232,636,789	18,076,496	-
Materials	77,346,927	31,146,980	46,199,947	-
Telecommunication Services	16,879,971	4,048,729	12,831,242	-
Money Market Funds	71,554,390	71,554,390	-	-
Total Investments in Securities:	$ 1,655,703,982	$ 1,235,728,370	$ 419,975,612	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 47,385,070
Level 2 to Level 1	$ 191,054,585
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,409,118,260. Net unrealized appreciation aggregated $246,585,722, of which $353,923,520 related to appreciated investment securities and $107,337,798 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2014

1.808786.110

VIPVAL-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 1.2%
Delphi Automotive PLC	19,300	$ 1,183,862
Visteon Corp. (a)	21,300	2,071,425
		3,255,287
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co.	106,900	2,078,136
Household Durables - 0.8%
KB Home (d)	147,600	2,205,144
Media - 2.5%
CBS Corp. Class B	56,100	3,001,350
Lamar Advertising Co. Class A	41,500	2,043,875
Twenty-First Century Fox, Inc. Class A	60,300	2,067,687
		7,112,912
Multiline Retail - 0.5%
Target Corp.	23,400	1,466,712
Specialty Retail - 1.7%
AutoZone, Inc. (a)	3,800	1,936,708
Lowe's Companies, Inc.	28,700	1,518,804
Office Depot, Inc. (a)	241,600	1,241,824
		4,697,336
Textiles, Apparel & Luxury Goods - 0.5%
Fossil Group, Inc. (a)	14,000	1,314,600
TOTAL CONSUMER DISCRETIONARY		22,130,127
CONSUMER STAPLES - 6.4%
Food & Staples Retailing - 1.2%
Walgreen Co.	59,200	3,508,784
Food Products - 1.1%
Dean Foods Co. (d)	108,800	1,441,600
Ingredion, Inc.	20,400	1,546,116
		2,987,716
Household Products - 1.9%
Procter & Gamble Co.	44,800	3,751,552
Svenska Cellulosa AB (SCA) (B Shares)	72,000	1,717,184
		5,468,736
Personal Products - 0.7%
Coty, Inc. Class A	118,500	1,961,175
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	36,400	4,116,112
TOTAL CONSUMER STAPLES		18,042,523
ENERGY - 12.9%
Energy Equipment & Services - 1.3%
Halliburton Co.	57,800	3,728,678
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	26,500	2,688,160

	Shares	Value
Chevron Corp.	62,100	$ 7,409,772
Cimarex Energy Co.	11,400	1,442,442
Energen Corp.	18,400	1,329,216
Imperial Oil Ltd.	70,300	3,321,196
Marathon Petroleum Corp.	31,700	2,684,039
Occidental Petroleum Corp.	41,198	3,961,188
Stone Energy Corp. (a)	29,800	934,528
Suncor Energy, Inc.	88,800	3,213,593
Tesoro Corp.	67,900	4,140,542
Whiting Petroleum Corp. (a)	17,300	1,341,615
		32,466,291
TOTAL ENERGY		36,194,969
FINANCIALS - 29.2%
Banks - 10.8%
Bank of America Corp.	386,400	6,588,120
Barclays PLC sponsored ADR	87,435	1,294,912
Citigroup, Inc.	154,947	8,029,354
JPMorgan Chase & Co.	155,919	9,392,560
U.S. Bancorp	116,634	4,878,800
		30,183,746
Capital Markets - 3.9%
Ameriprise Financial, Inc.	16,700	2,060,446
BlackRock, Inc. Class A	7,900	2,593,728
E*TRADE Financial Corp. (a)	78,521	1,773,789
KKR & Co. LP	95,600	2,131,880
UBS AG	138,308	2,404,184
		10,964,027
Consumer Finance - 1.4%
Capital One Financial Corp.	49,300	4,023,866
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	57,600	7,956,864
The NASDAQ OMX Group, Inc.	53,500	2,269,470
		10,226,334
Insurance - 7.0%
Allied World Assurance Co.	44,700	1,646,748
Allstate Corp.	63,400	3,890,858
FNF Group	66,200	1,836,388
Prudential PLC	82,600	1,836,310
The Chubb Corp.	61,700	5,619,636
The Travelers Companies, Inc.	51,100	4,800,334
		19,630,274
Real Estate Investment Trusts - 2.0%
American Tower Corp.	22,900	2,144,127
Equity Lifestyle Properties, Inc.	46,100	1,952,796
Extra Space Storage, Inc.	27,000	1,392,390
		5,489,313
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. Class A (a)	73,500	1,437,660
TOTAL FINANCIALS		81,955,220
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.4%
Biotechnology - 1.8%
Amgen, Inc.	24,800	$ 3,483,408
United Therapeutics Corp. (a)	12,900	1,659,585
		5,142,993
Health Care Equipment & Supplies - 1.7%
Covidien PLC	55,800	4,827,258
Health Care Providers & Services - 2.4%
Cigna Corp.	20,800	1,886,352
HCA Holdings, Inc. (a)	69,400	4,894,088
		6,780,440
Pharmaceuticals - 7.5%
Actavis PLC (a)	17,500	4,222,400
GlaxoSmithKline PLC sponsored ADR	52,900	2,431,813
Jazz Pharmaceuticals PLC (a)	13,200	2,119,392
Novartis AG sponsored ADR	43,700	4,113,481
Roche Holding AG (participation certificate)	9,235	2,727,124
Sanofi SA sponsored ADR	59,400	3,351,942
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,900	1,983,375
		20,949,527
TOTAL HEALTH CARE		37,700,218
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	37,400	2,465,408
United Technologies Corp.	30,100	3,178,560
		5,643,968
Air Freight & Logistics - 0.8%
FedEx Corp.	14,700	2,373,315
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	65,700	2,145,105
Construction & Engineering - 1.8%
Jacobs Engineering Group, Inc. (a)	35,600	1,737,992
URS Corp.	59,900	3,450,839
		5,188,831
Industrial Conglomerates - 1.6%
General Electric Co.	175,248	4,489,854
Machinery - 1.3%
Deere & Co.	22,400	1,836,576
Valmont Industries, Inc.	12,700	1,713,611
		3,550,187
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	41,300	1,689,170
TOTAL INDUSTRIALS		25,080,430

	Shares	Value
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
QUALCOMM, Inc.	35,500	$ 2,654,335
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	22,800	1,260,612
IT Services - 3.8%
Amdocs Ltd.	34,700	1,592,036
CGI Group, Inc. Class A (sub. vtg.) (a)	35,400	1,196,068
Computer Sciences Corp.	30,000	1,834,500
Global Payments, Inc.	37,600	2,627,488
Total System Services, Inc.	113,100	3,501,576
		10,751,668
Software - 2.3%
Activision Blizzard, Inc.	79,300	1,648,647
Oracle Corp.	73,600	2,817,408
Synopsys, Inc. (a)	51,800	2,056,201
		6,522,256
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	26,800	2,700,100
Hewlett-Packard Co.	38,700	1,372,689
Samsung Electronics Co. Ltd.	1,215	1,363,629
		5,436,418
TOTAL INFORMATION TECHNOLOGY		26,625,289
MATERIALS - 4.1%
Chemicals - 2.9%
Agrium, Inc. (d)	22,100	1,964,620
Axiall Corp.	28,400	1,017,004
Cabot Corp.	26,600	1,350,482
Eastman Chemical Co.	24,400	1,973,716
Methanex Corp.	29,700	1,982,564
		8,288,386
Metals & Mining - 1.2%
Compass Minerals International, Inc.	17,200	1,449,616
Freeport-McMoRan, Inc.	56,500	1,844,725
		3,294,341
TOTAL MATERIALS		11,582,727
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	40,172	1,321,257
UTILITIES - 5.2%
Electric Utilities - 2.8%
Edison International	42,307	2,365,807
ITC Holdings Corp.	78,200	2,786,266
PPL Corp.	85,800	2,817,672
		7,969,745
Multi-Utilities - 2.4%
DTE Energy Co.	29,600	2,251,968
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	41,300	$ 1,692,474
Sempra Energy	25,500	2,687,190
		6,631,632
TOTAL UTILITIES		14,601,377
TOTAL COMMON STOCKS (Cost $242,971,530)		275,234,137
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.12% (b)	5,147,408	5,147,408
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,818,400	5,818,400
TOTAL MONEY MARKET FUNDS (Cost $10,965,808)		10,965,808
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $253,937,338)		286,199,945
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(5,226,668)
NET ASSETS - 100%		$ 280,973,277
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,902
Fidelity Securities Lending Cash Central Fund	11,216
Total	$ 17,118
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,130,127	$ 22,130,127	$ -	$ -
Consumer Staples	18,042,523	18,042,523	-	-
Energy	36,194,969	36,194,969	-	-
Financials	81,955,220	77,714,726	4,240,494	-
Health Care	37,700,218	34,973,094	2,727,124	-
Industrials	25,080,430	25,080,430	-	-
Information Technology	26,625,289	26,625,289	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 11,582,727	$ 11,582,727	$ -	$ -
Telecommunication Services	1,321,257	1,321,257	-	-
Utilities	14,601,377	14,601,377	-	-
Money Market Funds	10,965,808	10,965,808	-	-
Total Investments in Securities:	$ 286,199,945	$ 279,232,327	$ 6,967,618	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $254,451,734. Net unrealized appreciation aggregated $31,748,211, of which $37,991,333 related to appreciated investment securities and $6,243,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014